RISK MANAGEMENT POLICIES - Maximum credit risk exposure (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maximum Credit Risk Exposure
Maximum credit risk exposure	$ 160,050,689	$ 193,119,999
Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	8,514,717	12,142,239
Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	11,106,189	11,959,454
Overdrafts [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	28,794,319	49,154,309
Mortgage loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	7,917,020	8,594,378
Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,219,936	2,388,308
Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	27,951,251
Consumer finance [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,565,463
Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	18,150,746	21,187,587
Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	8,063,007	16,408,051
Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,907,043	2,090,749
Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,186,689	5,337,165
Personal loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	38,674,309	30,731,905
Personal loans [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	14,312,586	21,890,601
Personal loans [member] | Consumer finance [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	24,361,723	8,841,304
Credit card loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	32,516,714	33,125,854
Credit card loans [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure		24,894,355
Credit card loans [member] | Consumer finance [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure		8,231,499
Stage 1 [member] | 12-month ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	144,376,623	173,978,904
Stage 1 [member] | 12-month ECL [member] | Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	8,009,641	11,040,711
Stage 1 [member] | 12-month ECL [member] | Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	9,974,477	9,566,109
Stage 1 [member] | 12-month ECL [member] | Overdrafts [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	27,183,947	46,873,802
Stage 1 [member] | 12-month ECL [member] | Mortgage loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	6,030,357	8,362,500
Stage 1 [member] | 12-month ECL [member] | Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	799,642	1,945,197
Stage 1 [member] | 12-month ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	26,906,451
Stage 1 [member] | 12-month ECL [member] | Consumer finance [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,152,736
Stage 1 [member] | 12-month ECL [member] | Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	16,198,790	18,771,655
Stage 1 [member] | 12-month ECL [member] | Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	7,870,468	14,841,096
Stage 1 [member] | 12-month ECL [member] | Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,844,597	2,039,403
Stage 1 [member] | 12-month ECL [member] | Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,818,321	4,942,687
Stage 1 [member] | Personal loans [member] | 12-month ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	32,587,196	24,712,372
Stage 1 [member] | Personal loans [member] | 12-month ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	13,070,026	20,024,331
Stage 1 [member] | Personal loans [member] | 12-month ECL [member] | Consumer finance [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	19,517,170	4,688,041
Stage 1 [member] | Credit card loans [member] | 12-month ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	31,059,187	30,883,372
Stage 1 [member] | Credit card loans [member] | 12-month ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure		23,665,677
Stage 1 [member] | Credit card loans [member] | 12-month ECL [member] | Consumer finance [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure		7,217,695
Stage 2 [member] | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	9,203,046	12,622,590
Stage 2 [member] | Lifetime ECL [member] | Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	220,628	728,667
Stage 2 [member] | Lifetime ECL [member] | Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	363,545	2,115,731
Stage 2 [member] | Lifetime ECL [member] | Overdrafts [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	441,780	2,092,931
Stage 2 [member] | Lifetime ECL [member] | Mortgage loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,139,227	216,941
Stage 2 [member] | Lifetime ECL [member] | Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	260,651	163,433
Stage 2 [member] | Lifetime ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	772,705
Stage 2 [member] | Lifetime ECL [member] | Consumer finance [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	139,163
Stage 2 [member] | Lifetime ECL [member] | Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	615,514	854,199
Stage 2 [member] | Lifetime ECL [member] | Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	116,204	1,389,182
Stage 2 [member] | Lifetime ECL [member] | Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	16,506	18,592
Stage 2 [member] | Lifetime ECL [member] | Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	184,319	265,382
Stage 2 [member] | Personal loans [member] | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,932,804	3,388,933
Stage 2 [member] | Personal loans [member] | Lifetime ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	807,506	1,359,665
Stage 2 [member] | Personal loans [member] | Lifetime ECL [member] | Consumer finance [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,125,298	2,029,268
Stage 2 [member] | Credit card loans [member] | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	911,868	1,388,599
Stage 2 [member] | Credit card loans [member] | Lifetime ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure		897,518
Stage 2 [member] | Credit card loans [member] | Lifetime ECL [member] | Consumer finance [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure		491,081
Stage 3 [member] | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	6,471,020	6,518,505
Stage 3 [member] | Lifetime ECL [member] | Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	284,448	372,861
Stage 3 [member] | Lifetime ECL [member] | Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	768,167	277,614
Stage 3 [member] | Lifetime ECL [member] | Overdrafts [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,168,592	187,576
Stage 3 [member] | Lifetime ECL [member] | Mortgage loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	747,436	14,937
Stage 3 [member] | Lifetime ECL [member] | Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	159,643	279,678
Stage 3 [member] | Lifetime ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	272,095
Stage 3 [member] | Lifetime ECL [member] | Consumer finance [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	273,564
Stage 3 [member] | Lifetime ECL [member] | Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,336,442	1,561,733
Stage 3 [member] | Lifetime ECL [member] | Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	76,335	177,773
Stage 3 [member] | Lifetime ECL [member] | Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	45,940	32,754
Stage 3 [member] | Lifetime ECL [member] | Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	184,049	129,096
Stage 3 [member] | Personal loans [member] | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,154,309	2,630,600
Stage 3 [member] | Personal loans [member] | Lifetime ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	435,054	506,605
Stage 3 [member] | Personal loans [member] | Lifetime ECL [member] | Consumer finance [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	719,255	2,123,995
Stage 3 [member] | Credit card loans [member] | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	$ 545,659	853,883
Stage 3 [member] | Credit card loans [member] | Lifetime ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure		331,160
Stage 3 [member] | Credit card loans [member] | Lifetime ECL [member] | Consumer finance [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure		$ 522,723